Additional Balance Sheet Information (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 12,835	$ 11,040	$ 975
Accrued liabilities	1,630	1,360	1,359
Employee compensation	733	911	291
Other	115	84	27
Accounts payable and accrued expenses	$ 15,313	$ 13,395	$ 2,652